Nature of Operations (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Nature of Operations [Abstract]
Authorised share capital	$ 50,000
Ordinary shares (in Shares) | shares	50,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 1
Number of ordinary share issued	$ 1